JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 76.2%
Angola — 1.1%
Republic of Angola
9.50%, 11/12/2025 (a)	2,600	2,598
8.25%, 5/9/2028 (a)	1,292	1,162
8.00%, 11/26/2029 (a)	2,300	1,964
8.75%, 4/14/2032 (b)	510	420
8.75%, 4/14/2032 (a)	2,600	2,139
9.13%, 11/26/2049 (a)	4,502	3,230
		11,513
Argentina — 2.9%
Argentine Republic
0.75%, 7/9/2030 (c)	8,448	6,616
4.12%, 7/9/2035 (c)	13,398	9,013
0.00%, 12/15/2035 (d)	14,000	437
5.00%, 1/9/2038 (c)	5,621	4,003
3.50%, 7/9/2041 (c)	11,928	7,412
4.12%, 7/9/2046 (c)	2,541	1,660
		29,141
Azerbaijan — 0.1%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	850	743
Bahrain — 1.8%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	4,660	4,763
6.75%, 9/20/2029 (a)	5,431	5,512
5.45%, 9/16/2032 (a)	6,187	5,723
5.25%, 1/25/2033 (a)	2,200	1,997
		17,995
Benin — 0.3%
Benin Government Bond
7.96%, 2/13/2038 (b)	1,020	929
7.96%, 2/13/2038 (a)	2,405	2,192
		3,121
Brazil — 2.7%
Federative Republic of Brazil
3.75%, 9/12/2031	7,439	6,621
6.00%, 10/20/2033	5,920	5,809
8.25%, 1/20/2034	4,966	5,577
4.75%, 1/14/2050	10,800	7,438
7.13%, 5/13/2054	2,250	2,083
		27,528
Bulgaria — 0.2%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	1,900	1,829
Chile — 0.3%
Republic of Chile 2.55%, 1/27/2032	4,100	3,551

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia — 2.9%
Republic of Colombia
3.00%, 1/30/2030	1,000	856
7.38%, 4/25/2030	4,771	4,914
3.13%, 4/15/2031	12,175	9,964
10.38%, 1/28/2033	963	1,129
5.20%, 5/15/2049	1,800	1,185
4.13%, 5/15/2051	13,879	7,772
8.75%, 11/14/2053	1,268	1,237
8.38%, 11/7/2054	2,885	2,696
		29,753
Costa Rica — 1.0%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,105	1,130
5.63%, 4/30/2043 (a)	348	309
7.00%, 4/4/2044 (a)	2,000	2,028
7.16%, 3/12/2045 (a)	1,100	1,125
7.30%, 11/13/2054 (b)	2,687	2,746
7.30%, 11/13/2054 (a)	2,712	2,772
		10,110
Dominican Republic — 3.0%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	678	682
6.00%, 7/19/2028 (a)	3,606	3,642
4.50%, 1/30/2030 (a)	4,800	4,512
7.05%, 2/3/2031 (b)	700	726
7.05%, 2/3/2031 (a)	2,280	2,366
4.88%, 9/23/2032 (a)	3,860	3,520
6.60%, 6/1/2036 (b)	2,200	2,189
5.30%, 1/21/2041 (a)	2,900	2,443
7.15%, 2/24/2055 (b)	4,407	4,328
5.88%, 1/30/2060 (a)	7,051	5,803
		30,211
Ecuador — 1.4%
Republic of Ecuador
6.90%, 7/31/2030 (a) (c)	1,090	845
5.50%, 7/31/2035 (a) (c)	15,605	9,691
5.00%, 7/31/2040 (a) (c)	7,042	3,781
		14,317
Egypt — 4.0%
Arab Republic of Egypt
HB, 24.46%, 10/1/2027	EGP116,600	2,393
HB, 22.58%, 1/7/2028	EGP251,190	5,074
6.59%, 2/21/2028 (a)	3,040	2,969
HB, 21.33%, 5/6/2028	EGP251,000	5,003
7.60%, 3/1/2029 (a)	2,810	2,755

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt—continued
8.63%, 2/4/2030 (b)	4,879	4,850
5.88%, 2/16/2031 (a)	4,969	4,241
7.05%, 1/15/2032 (a)	500	437
7.63%, 5/29/2032 (a)	3,743	3,361
8.50%, 1/31/2047 (a)	4,271	3,266
7.90%, 2/21/2048 (a)	3,661	2,650
8.88%, 5/29/2050 (a)	1,450	1,142
8.75%, 9/30/2051 (a)	2,050	1,596
7.50%, 2/16/2061 (a)	1,100	752
		40,489
El Salvador — 1.3%
Republic of El Salvador
8.63%, 2/28/2029 (a)	2,100	2,169
0.25%, 4/17/2030 (b)	4,250	77
9.25%, 4/17/2030 (a)	4,790	5,006
7.12%, 1/20/2050 (a)	3,571	2,898
9.50%, 7/15/2052 (a)	2,900	2,891
		13,041
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	721	619
Gabon — 0.2%
Gabonese Republic
9.50%, 2/18/2029 (a)	1,400	1,255
7.00%, 11/24/2031 (a)	1,010	751
		2,006
Ghana — 1.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (b)	432	418
5.00%, 7/3/2029 (b) (c)	1,556	1,416
Zero Coupon, 1/3/2030 (b)	945	768
5.00%, 7/3/2035 (b) (c)	4,525	3,337
5.00%, 7/3/2035 (a) (c)	6,600	4,867
		10,806
Guatemala — 1.7%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,020	1,008
4.90%, 6/1/2030 (b)	1,424	1,385
4.90%, 6/1/2030 (a)	6,702	6,518
5.38%, 4/24/2032 (a)	200	194
3.70%, 10/7/2033 (a)	2,736	2,282
6.55%, 2/6/2037 (a)	3,400	3,400
6.13%, 6/1/2050 (a)	2,594	2,303
		17,090

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Honduras — 0.2%
Republic of Honduras 8.63%, 11/27/2034 (b)	2,320	2,352
Hungary — 3.3%
Hungary Government Bond
5.25%, 6/16/2029 (a)	8,200	8,231
2.13%, 9/22/2031 (a)	7,370	6,033
5.50%, 6/16/2034 (a)	4,200	4,068
5.50%, 3/26/2036 (a)	8,924	8,437
3.13%, 9/21/2051 (b)	2,194	1,274
3.13%, 9/21/2051 (a)	7,115	4,133
6.75%, 9/25/2052 (b)	796	795
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (b)	1,220	1,239
		34,210
Indonesia — 2.0%
Republic of Indonesia
4.75%, 2/11/2029	4,000	4,047
8.50%, 10/12/2035 (a)	3,100	3,869
6.63%, 2/17/2037 (a)	4,195	4,600
3.05%, 3/12/2051	7,943	5,114
5.10%, 2/10/2054	1,400	1,272
5.15%, 9/10/2054	1,400	1,283
		20,185
Iraq — 0.1%
Republic of Iraq 5.80%, 1/15/2028 (a)	1,275	1,252
Ivory Coast — 1.6%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	5,040	5,004
5.75%, 12/31/2032 (a) (c)	676	632
7.63%, 1/30/2033 (a)	3,600	3,470
8.08%, 4/1/2036 (b)	2,743	2,586
8.25%, 1/30/2037 (b)	5,399	5,068
		16,760
Jordan — 1.2%
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (a)	1,300	1,296
5.75%, 1/31/2027 (a)	600	596
7.50%, 1/13/2029 (a)	2,800	2,827
5.85%, 7/7/2030 (a)	3,383	3,163
5.85%, 7/7/2030 (b)	1,000	935
7.38%, 10/10/2047 (a)	4,000	3,446
		12,263
Kenya — 0.7%
Republic of Kenya
7.25%, 2/28/2028 (a)	3,135	3,032

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kenya—continued
8.00%, 5/22/2032 (a)	2,835	2,581
6.30%, 1/23/2034 (a)	1,800	1,434
		7,047
Lebanon — 0.6%
Lebanese Republic
6.38%, 3/9/2020 (a) (e)	12,567	2,174
6.15%, 6/19/2020 (a) (e)	720	124
6.60%, 11/27/2026 (a) (e)	11,821	2,045
6.85%, 3/23/2027 (a) (e)	2,184	378
6.65%, 11/3/2028 (a) (e)	5,056	875
6.65%, 2/26/2030 (a) (e)	1,456	252
		5,848
Mexico — 4.3%
Mex Bonos Desarr Fix Rt 8.50%, 2/28/2030	MXN190,500	9,694
United Mexican States
6.35%, 2/9/2035	15,857	15,801
6.34%, 5/4/2053	8,460	7,428
6.40%, 5/7/2054	10,885	9,595
7.38%, 5/13/2055	1,430	1,414
		43,932
Mongolia — 0.2%
State of Mongolia
3.50%, 7/7/2027 (a)	1,300	1,209
8.65%, 1/19/2028 (a)	200	208
4.45%, 7/7/2031 (a)	800	688
		2,105
Montenegro — 0.4%
Republic of Montenegro 7.25%, 3/12/2031 (b)	4,427	4,539
Morocco — 0.7%
Kingdom of Morocco
5.95%, 3/8/2028 (b)	3,380	3,438
5.95%, 3/8/2028 (a)	2,200	2,237
4.00%, 12/15/2050 (a)	2,694	1,777
		7,452
Namibia — 0.2%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,900	1,884
Nigeria — 2.0%
Federal Republic of Nigeria
7.14%, 2/23/2030 (a)	7,700	7,084
9.63%, 6/9/2031 (b)	1,800	1,800
7.38%, 9/28/2033 (a)	4,220	3,581
10.38%, 12/9/2034 (b)	1,200	1,199

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Nigeria—continued
7.70%, 2/23/2038 (a)	3,985	3,253
7.63%, 11/28/2047 (a)	5,229	3,922
		20,839
Oman — 2.7%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	14,600	14,731
6.50%, 3/8/2047 (a)	9,814	9,584
7.00%, 1/25/2051 (a)	2,700	2,779
		27,094
Pakistan — 1.2%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (a)	700	698
6.00%, 4/8/2026 (a)	2,900	2,825
6.88%, 12/5/2027 (a)	2,055	1,906
7.38%, 4/8/2031 (a)	6,237	5,311
8.88%, 4/8/2051 (a)	1,800	1,410
		12,150
Panama — 1.0%
Republic of Panama
2.25%, 9/29/2032	5,160	3,800
6.88%, 1/31/2036	2,400	2,324
8.00%, 3/1/2038	1,800	1,864
4.50%, 1/19/2063	3,400	2,049
		10,037
Paraguay — 2.3%
Republic of Paraguay
7.90%, 2/9/2031 (b)	PYG12,818,000	1,527
4.95%, 4/28/2031 (a)	7,000	6,867
3.85%, 6/28/2033 (a)	400	357
5.85%, 8/21/2033 (b)	3,490	3,499
6.00%, 2/9/2036 (b)	640	641
5.60%, 3/13/2048 (a)	5,900	5,103
5.40%, 3/30/2050 (a)	4,116	3,458
6.65%, 3/4/2055 (b)	1,955	1,905
		23,357
Peru — 1.8%
Republic of Peru
3.00%, 1/15/2034	4,150	3,447
5.38%, 2/8/2035	14,914	14,646
		18,093
Philippines — 1.2%
Republic of Philippines
4.63%, 7/17/2028	1,610	1,621

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Philippines—continued
3.56%, 9/29/2032	2,200	2,013
5.95%, 10/13/2047	4,700	4,753
5.50%, 1/17/2048	1,478	1,417
5.90%, 2/4/2050	2,800	2,797
		12,601
Poland — 1.4%
Republic of Poland
5.75%, 11/16/2032	1,527	1,592
4.88%, 10/4/2033	2,733	2,677
5.50%, 4/4/2053	690	627
5.50%, 3/18/2054	10,972	9,926
		14,822
Qatar — 0.5%
State of Qatar 4.82%, 3/14/2049 (a)	6,095	5,412
Romania — 2.3%
Romania Government Bond
3.00%, 2/27/2027 (a)	4,230	4,045
3.63%, 3/27/2032 (a)	4,500	3,766
7.13%, 1/17/2033 (b)	500	507
6.38%, 1/30/2034 (b)	2,044	1,949
6.00%, 5/25/2034 (a)	1,430	1,331
5.75%, 3/24/2035 (b)	4,862	4,361
7.50%, 2/10/2037 (b)	3,360	3,374
7.63%, 1/17/2053 (a)	3,944	3,809
		23,142
Saudi Arabia — 3.1%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (b)	11,100	11,121
4.50%, 4/17/2030 (a)	9,420	9,334
5.50%, 10/25/2032 (a)	3,800	3,918
2.25%, 2/2/2033 (b)	3,047	2,511
5.00%, 1/16/2034 (b)	2,800	2,769
4.63%, 10/4/2047 (a)	2,180	1,773
		31,426
Senegal — 0.5%
Republic of Senegal 6.25%, 5/23/2033 (a)	6,445	4,620
Serbia — 1.0%
Republic of Serbia
6.50%, 9/26/2033 (b)	2,000	2,064
6.50%, 9/26/2033 (a)	8,400	8,669
		10,733
South Africa — 2.7%
Republic of South Africa

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Africa—continued
4.30%, 10/12/2028	7,585	7,253
4.85%, 9/30/2029	2,115	2,014
5.88%, 4/20/2032	1,845	1,769
7.10%, 11/19/2036 (b)	3,122	3,022
6.25%, 3/8/2041	5,600	4,697
5.00%, 10/12/2046	6,928	4,659
5.75%, 9/30/2049	1,403	1,014
7.30%, 4/20/2052	3,880	3,345
		27,773
Sri Lanka — 0.9%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (b)	1,485	1,383
3.10%, 1/15/2030 (a) (c)	1,600	1,389
3.35%, 3/15/2033 (b) (c)	4,704	3,651
3.60%, 6/15/2035 (b) (c)	1,820	1,231
3.60%, 5/15/2036 (b) (c)	2,204	1,711
		9,365
Suriname — 0.3%
Suriname Government International Bond
7.95%, 7/15/2033 (a) (f)	1,968	1,831
9.00%, 12/31/2050 (a) (d)	1,000	1,080
		2,911
Trinidad And Tobago — 0.5%
Republic of Trinidad and Tobago
4.50%, 6/26/2030 (a)	3,200	2,942
5.95%, 1/14/2031 (b)	1,940	1,878
		4,820
Turkey — 4.6%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	3,864	4,111
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY577,855	14,009
9.88%, 1/15/2028	5,320	5,767
5.13%, 2/17/2028	2,700	2,617
HB, 30.00%, 9/12/2029	TRY239,135	5,391
5.25%, 3/13/2030	450	419
9.13%, 7/13/2030	5,200	5,651
7.63%, 5/15/2034	2,854	2,850
4.88%, 4/16/2043	9,615	6,503
		47,318
Ukraine — 1.4%
Ukraine Government Bond
1.75%, 2/1/2029 (a) (c)	2,505	1,528
0.00%, 2/1/2030 (b) (c)	742	358
1.75%, 2/1/2034 (b) (c)	817	398
1.75%, 2/1/2034 (a) (c)	3,600	1,755

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ukraine—continued
1.75%, 2/1/2035 (b) (c)	4,751	2,281
0.00%, 2/1/2036 (a) (c)	4,200	2,022
1.75%, 2/1/2036 (b) (c)	4,804	2,258
7.75%, 8/1/2041 (a) (d)	4,742	3,426
		14,026
United Arab Emirates — 0.3%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	1,474	1,431
3.63%, 3/10/2033 (a)	2,000	1,688
		3,119
Uruguay — 1.6%
Oriental Republic of Uruguay
7.63%, 3/21/2036	9,369	11,008
5.25%, 9/10/2060	6,400	5,630
		16,638
Uzbekistan — 0.4%
Republic of Uzbekistan 3.70%, 11/25/2030 (a)	5,200	4,446
Venezuela, Bolivarian Republic of — 0.4%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (e)	1,900	334
8.25%, 10/13/2024 (a) (e)	2,590	400
7.65%, 4/21/2025 (a) (e)	3,213	504
11.75%, 10/21/2026 (a) (e)	4,870	925
9.25%, 5/7/2028 (a) (e)	1,415	237
11.95%, 8/5/2031 (a) (e)	3,688	655
7.00%, 3/31/2038 (a) (e)	6,907	1,150
		4,205
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (c)	799	717
0.50%, 12/31/2053 (a)	1,600	972
0.50%, 12/31/2053 (b)	6,141	3,731
		5,420
Total Foreign Government Securities (Cost $778,634)		778,059
Corporate Bonds — 19.1%
Azerbaijan — 0.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	900	908
Bahrain — 0.5%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (a)	5,200	5,490
Brazil — 1.2%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	554	555
Braskem Netherlands Finance BV
4.50%, 1/10/2028 (a)	500	454

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — continued
4.50%, 1/31/2030 (a)	1,400	1,154
FS Luxembourg Sarl 8.88%, 2/12/2031 (b)	1,442	1,457
Guara Norte SARL 5.20%, 6/15/2034 (b)	2,204	2,056
MV24 Capital BV 6.75%, 6/1/2034 (a)	1,880	1,800
Raizen Fuels Finance SA 6.45%, 3/5/2034 (b)	1,886	1,867
Yinson Boronia Production BV 8.95%, 7/31/2042 (b)	2,302	2,396
		11,739
Chile — 2.7%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	1,998	1,444
ATP Tower Holdings 7.88%, 2/3/2030 (b)	1,800	1,802
Banco de Credito e Inversiones SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.94%), 8.75%, 5/8/2029 (a) (g) (h) (i) (j)	400	416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.77%), 7.50%, 12/12/2034 (b) (g) (h) (i) (j)	500	489
Banco del Estado de Chile (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (b) (g) (h) (i) (j)	6,795	7,041
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	800	730
5.13%, 2/2/2033 (b)	443	424
5.13%, 2/2/2033 (a)	1,400	1,339
6.44%, 1/26/2036 (b)	1,727	1,765
6.15%, 10/24/2036 (a)	1,200	1,199
4.50%, 8/1/2047 (a)	6,371	4,797
6.30%, 9/8/2053 (b)	2,261	2,164
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	1,271	735
3.83%, 9/14/2061 (b)	820	513
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/2047 (a)	770	648
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (b)	399	345
5.95%, 7/30/2034 (b)	1,100	1,101
4.50%, 9/14/2047 (a)	700	515
GNL Quintero SA 4.63%, 7/31/2029 (a)	325	320
		27,787
Colombia — 1.4%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (a)	606	595
5.75%, 6/15/2033 (b)	3,060	2,556
Colombia Telecomunicaciones SA ESP 4.95%, 7/17/2030 (a)	3,000	2,621
Ecopetrol SA 8.63%, 1/19/2029	5,595	5,869
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	3,010	2,603
		14,244

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Costa Rica — 0.3%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,780	1,806
6.38%, 5/15/2043 (a)	802	708
		2,514
Guatemala — 0.1%
CT Trust 5.13%, 2/3/2032 (a)	800	732
Hong Kong — 0.1%
FWD Group Holdings Ltd. 8.40%, 4/5/2029 (a)	700	725
India — 0.5%
Azure Power Energy Ltd. 3.58%, 8/19/2026 (a)	182	174
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,114	2,069
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,566	1,466
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (a) (g) (h) (i) (j)	1,875	1,804
		5,513
Indonesia — 0.6%
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026 (a)	300	304
Pertamina Persero PT
3.10%, 1/21/2030 (a)	1,200	1,104
6.50%, 5/27/2041 (a)	1,686	1,714
4.70%, 7/30/2049 (a)	1,660	1,314
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.25%, 5/15/2047 (a)	1,435	1,214
4.00%, 6/30/2050 (b)	730	498
		6,148
Jamaica — 0.0% ^
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (b)	400	395
Macau — 0.0% ^
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	400	361
Mexico — 5.2%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (g) (h) (i) (j)	1,200	1,188
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (b) (g) (h) (i) (j)	1,701	1,682
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (j)	2,320	2,177
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (g) (j)	1,000	949
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 8.45%, 6/29/2038 (a) (g) (j)	1,200	1,250
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (g) (j)	400	379
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	2,274	2,290
Comision Federal de Electricidad
3.35%, 2/9/2031 (a)	1,000	862
3.35%, 2/9/2031 (b)	3,719	3,208

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
4.68%, 2/9/2051 (b)	642	433
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,942	1,910
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	1,200	1,149
5.50%, 10/31/2046 (a)	2,100	1,685
Petroleos Mexicanos
6.88%, 10/16/2025	1,500	1,491
6.50%, 3/13/2027	1,129	1,108
5.35%, 2/12/2028	3,200	3,021
6.50%, 1/23/2029	8,865	8,455
6.84%, 1/23/2030	4,000	3,740
5.95%, 1/28/2031	3,800	3,285
6.70%, 2/16/2032	2,800	2,500
6.35%, 2/12/2048	1,600	1,042
7.69%, 1/23/2050	5,204	3,832
Saavi Energia Sarl 8.88%, 2/10/2035 (b)	2,853	2,904
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (a)	2,232	2,067
		53,005
Morocco — 0.4%
OCP SA
6.10%, 4/30/2030 (b)	2,813	2,813
7.50%, 5/2/2054 (b)	1,246	1,214
		4,027
Oman — 0.3%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	3,040	3,076
Paraguay — 0.6%
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (b)	7,195	5,648
Peru — 1.0%
Corp. Financiera de Desarrollo SA
2.40%, 9/28/2027 (a)	2,300	2,161
5.50%, 5/6/2030 (b)	1,190	1,191
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	3,040	3,037
Peru LNG Srl, 5.38%, 3/22/2030 (a)	1,950	1,799
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	3,624	2,192
		10,380
Poland — 0.5%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (b)	2,500	2,613
5.38%, 5/22/2033 (b)	2,670	2,649
		5,262
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (a) (e)	3,090	—
Saudi Arabia — 0.2%
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (b)	1,820	1,848

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	3,700	3,695
Trinidad And Tobago — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029 (a)	500	507
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	667	646
		1,153
Turkey — 1.2%
Akbank TAS (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 9.37%, 3/14/2029 (a) (g) (h) (i) (j)	1,000	1,012
TC Ziraat Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (b) (g) (j)	4,620	4,730
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028 (a)	700	681
Turkiye Garanti Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.09%), 8.38%, 2/28/2034 (a) (j)	1,900	1,918
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (a)	2,400	2,482
WE Soda Investments Holding plc 9.50%, 10/6/2028 (a)	1,430	1,473
		12,296
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	1,044	848
United Arab Emirates — 1.1%
Adnoc Murban Rsc Ltd. 5.13%, 9/11/2054 (b)	4,400	3,904
DP World Ltd.
6.85%, 7/2/2037 (a)	2,000	2,157
5.63%, 9/25/2048 (a)	2,308	2,106
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	1,865	1,731
2.88%, 11/7/2029 (a)	400	371
2.50%, 6/3/2031 (a)	800	704
5.50%, 4/28/2033 (a)	400	410
		11,383
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028 (b)	453	457
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	2,000	1,807
		2,264
Venezuela, Bolivarian Republic of — 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (e)	1,725	1,596
9.00%, 11/17/2021 (a) (e)	1,510	191
6.00%, 11/15/2026 (a) (e)	3,900	463
5.38%, 4/12/2027 (a) (e)	5,758	676
9.75%, 5/17/2035 (a) (e)	2,500	355
		3,281
Total Corporate Bonds (Cost $203,317)		194,722

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.3%
United States — 0.3%
U.S. Treasury Notes, 2.75%, 6/30/2025 (k) (Cost $2,888)	2,891	2,887
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (l) (m) (Cost $25,980)	25,975	25,980
Total Investments — 98.1% (Cost $1,010,819)		1,001,648
Other Assets in Excess of Liabilities — 1.9%		19,718
NET ASSETS — 100.0%		1,021,366

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CJSC	Closed Joint Stock Company
EGP	Egyptian Pound
GMTN	Global Medium Term Note
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JSC	Joint Stock Company
MXN	Mexican Peso
PT	Limited liability company
PYG	Paraguay Guarani
TRY	Turkish Lira

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $20,940 or 2.05% of the Fund’s net assets as of May 31, 2025.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	57	09/19/2025	USD	6,630	66
U.S. Treasury 5 Year Note	1,206	09/30/2025	USD	130,606	773
					839

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	745	USD	846	Morgan Stanley	6/24/2025	1
TRY	171,645	USD	3,890	Barclays Bank plc	6/24/2025	387
TRY	2,282	USD	54	BNP Paribas	6/24/2025	3
USD	9,787	MXN	190,295	Goldman Sachs International	6/24/2025	2
EGP	259,114	USD	4,377	Goldman Sachs International**	3/12/2026	208
Total unrealized appreciation						601
USD	211	EUR	185	Barclays Bank plc	6/24/2025	— (a)
USD	631	EUR	560	BNP Paribas	6/24/2025	(5)
USD	1,207	TRY	50,857	Barclays Bank plc	6/24/2025	(61)
USD	2,916	TRY	123,070	Morgan Stanley	6/24/2025	(151)
USD	2,131	EGP	129,557	Goldman Sachs International**	3/12/2026	(161)
Total unrealized depreciation						(378)
Net unrealized appreciation						223

Abbreviations
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Azerbaijan	$—	$908	$—	$908
Bahrain	—	5,490	—	5,490
Brazil	—	11,739	—	11,739
Chile	—	27,787	—	27,787
Colombia	—	14,244	—	14,244
Costa Rica	—	2,514	—	2,514
Guatemala	—	732	—	732
Hong Kong	—	725	—	725
India	—	5,513	—	5,513
Indonesia	—	6,148	—	6,148
Jamaica	—	395	—	395
Macau	—	361	—	361
Mexico	—	53,005	—	53,005
Morocco	—	4,027	—	4,027
Oman	—	3,076	—	3,076
Paraguay	—	5,648	—	5,648
Peru	—	10,380	—	10,380
Poland	—	5,262	—	5,262
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	1,848	—	1,848
South Africa	—	3,695	—	3,695
Trinidad And Tobago	—	1,153	—	1,153
Turkey	—	12,296	—	12,296
Ukraine	—	848	—	848
United Arab Emirates	—	11,383	—	11,383
Uzbekistan	—	2,264	—	2,264
Venezuela, Bolivarian Republic of	—	3,281	—	3,281
Total Corporate Bonds	—	194,722	— (a)	194,722
Foreign Government Securities	—	778,059	—	778,059
U.S. Treasury Obligations	—	2,887	—	2,887
Short-Term Investments
Investment Companies	25,980	—	—	25,980
Total Investments in Securities	$25,980	$975,668	$— (a)	$1,001,648
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$601	$—	$601
Futures Contracts	839	—	—	839
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(378)	$—	$(378)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$839	$223	$—	$1,062

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$30,349	$177,795	$182,156	$(4)	$(4)	$25,980	25,975	$464	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.